Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Comprehensive Income/(loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income/(loss)	$ 58,020	$ (198,028)	$ (288,593)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior notes	0	0	2,059
Reclassificaton of gain associated with Senior Notes to Consolidated Statement of Operations, net	0	0	(709)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	22,904
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	550	550	549
Actuarial gains/(losses)	(1,518)	3,335	(637)
Other comprehensive income	(968)	3,885	24,166
Comprehensive income/(loss)	57,052	(194,143)	(264,427)
Dryships Inc.
Net income/(loss)	(47,512)	(223,596)	(246,778)
Other comprehensive income/ (loss):
Unrealized gain/(loss) on senior notes	0	0	2,059
Reclassificaton of gain associated with Senior Notes to Consolidated Statement of Operations, net	0	0	(709)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	15,261
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	327	331	371
Actuarial gains/(losses)	(900)	2,087	(416)
Other comprehensive income	(573)	2,418	16,566
Comprehensive income/(loss)	$ (48,085)	$ (221,178)	$ (230,212)